Related party transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related party transactions

Note 17 - Related party transactions

A.	Related party transactions

1.	As of December 31, 2020, the Company held loans from its current shareholders, Israel Bar, the Company’s Chief Executive Officer, director and largest shareholder, and Joseph Gottlieb, another director of the Company, which do not carry interest or stated maturity date in the amount of $1,088,703. On May 9, 2021, the Company entered into a loan facility agreement (as amended on June 30, 2021 the “Loan Facility Agreement”), effective as of January 1, 2021, with Mr. Bar and Mr. Gottlieb. Pursuant to the Loan Facility Agreement, the outstanding amount under the Loan Facility Agreement to be paid to Mr. Bar in a total amount of approximately NIS 2,459,959 (approximately $770,879) and to Mr. Gottlieb, in a total amount of approximately NIS 1,020,347 (approximately $317,371), bear no interest and shall be due and payable in 24 equal monthly payments, commencing on the second anniversary following completion of an initial public offering. Pursuant to the Loan Facility Agreement, if an initial public offering is not completed by December 31, 2021, then the outstanding amount shall be repaid pursuant to the available free cash of the Company, taking into account expected expenditures in the three months following partial or full payment, and in any event not prior to December 31, 2022. The Company also agreed to reimburse Mr. Bar and Mr. Gottlieb for any costs and expenses incurred in connection with the enforcement of the Loan Facility Agreement, if required. The agreement was accounted for as a modification with no change to the book value of the loan. As of December 31, 2022 the outstanding amount under the Loan Facility Agreement is $1,088,250. The loans were classified within long term liabilities. See also Note 18 for a subsequent event.

2.	From its inception through December 31, 2018, the Company purchased electronic component parts from a supplier owned by one of the Company’s shareholders. The purchases were made at market prices. The outstanding balance of $0 and 96,320 as of December 31, 2022 and 2021, respectively, is presented in the short-term liabilities due to a related party.

B.	Related party balances and transactions

	December 31,	December 31,
	2022	2021
Balances with related parties -

Short-term liability due to a related party		$96,320
Short-term liability due to a shareholder	$-	$200,000
Long-term loans due to related parties	$1,088,250	$1,088,250

Related parties’ transactions -

Share-based compensation expenses to Board Members	$30,684	$-
Management and consulting fees to Board Members	$258,397	$-
Purchases	$-	$1,501